LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

12.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company recognized right-of-use asset as well as lease liability according to the ASC 842, Leases (with the exception of short-term leases). Lease liabilities are measured at present value of the sum of remaining rental payments as of June 30, 2021, with discounted rate of 4.75%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The Company leases its head office. The lease period is 5 years with an option to extend the lease. The Company leases its plant and dormitory for 4.5 years with an option to extend the lease. The Company leased several floors in a commercial building for its sublease business for 3 years with an option to extend the lease.

The Following table summarizes the components of lease expense:

	Three months ended June 30,
	2021	2020
Operating lease cost	934,666	111,706
Short-term lease cost	20,902	-
	$955,568	$111,706

The following table summarizes supplemental information related to leases:

	Three months ended June 30,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$955,568	$111,706
Right-of-use assets obtained in exchange for new operating leases liabilities	178,189	-
Weighted average remaining lease term - Operating leases (years)	2.5	4.0
Weighted average discount rate - Operating leases	4.75%	4.35%

The following table summarizes the maturity of operating lease liabilities:

Years ending June 30	Lease cost
2021	$3,840,163
2022	3,851,328
2023	2,014,865
2024	14,798
Total lease payments	9,721,154
Less: Interest	(779,866)
Total	$8,941,288

14.	LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of March 31, 2021, with discounted rate of 4.35%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The Company leases its head office. The lease period is 5 years with an option to extend the lease. The Company leases its plant and dormitory for 4.5 years with an option to extend the lease.

The Company leased three floors of a commercial building for 3 years with an option to extend the lease in Humen Town of Dongguan City from the landlord and provides shops subleasing and property management services for garment wholesalers and retailers in the leased property.

The Following table summarizes the components of lease expense:

	2021	2020

Operating lease cost	1,021,267	451,685
Short-term lease cost	35,727	63,785
	1,056,994	515,470

The following table summarizes supplemental information related to leases:

	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$1,650,847	$515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	9,380,402	1,982,393
Weighted average remaining lease term - Operating leases (years)	2.8	4.2
Weighted average discount rate - Operating leases	4.35%	4.35%

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2022	$3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$9,632,625